CERTAIN TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2016
Certain Transactions Tables [Abstract]
Estimated fair values of assets acquired and liabilities assumed
U.S.$ in millions
Cash and cash equivalents	$201
Other current assets	6
Deferred taxes and other assets	126
Identifiable intangible assets:
Research and development in-process	3,143
Goodwill	1,146

Total assets acquired	4,622

Current liabilities	29
Deferred taxes	1,131

Total liabilities assumed	1,160
Net assets acquired	$3,462

Schedule of Business Acquisitions by Acquisition, Contingent Consideration [Table Text Block]
Fair value of consideration transferred:	U.S.$ in millions
Cash	$33,920
Ordinary shares (1)	5,065
Contingent consideration (2)	302
Equity based compensation	25
Total fair value of consideration transferred	$39,312

Recognized amounts of identifiable assets acquired and liabilities assumed: U.S.$ in millions	Preliminary values at September 30, 2016	Measurement period adjustments, and impact of Anda acquisition	Preliminary values at December 31, 2016
Cash and cash equivalents	$82	2		84
Trade receivables (1)	2,995	216		3,211
Inventories	1,463	207		1,670
Other current assets (2)	2,218	(168)		2,050
Property, plant and equipment	1,605	(235)		1,370
Other non-current assets	19	5		24
Identifiable intangible assets: (3)
Product rights	16,486	(7,846)		8,640
Trade names / customer relationships	-	417		417
In-process research and development (4)	3,999	1,007		5,006
Goodwill	19,630	4,562		24,192

Total assets acquired	48,497	(1,833)		46,664
Sales reserves and allowances	1,912	76	-	1,988
Trade payables	241	200	-	441
Employee related obligations	118	16		134
Accrued expenses (5)	839	81	-	920
Other current liabilities	654	(278)	-	376
Deferred income taxes and other non-current liabilities	6,215	(2,722)	-	3,493

Total liabilities assumed	9,979	(2,627)		7,352
Net assets acquired	$38,518	794	(6)	39,312

	Pro forma twelve months ended December 31, (Unaudited)
	2016	2015
Net revenue	$25,601	$26,812
Net (loss) income attributable to Teva	(791)	1,427
Basic earnings per share attributable to Teva shareholders	(1.04)	0.90
Diluted earnings per share attributable to Teva shareholders	(1.04)	0.89

Carrying amounts of major classes of assets included as held for sale:	U.S.$ in millions
Trade receivables	$59
Inventories	63
Other current assets	1
Deferred income taxes	7
Property, plant and equipment, net	36
Identifiable intangible assets, net	633

Total assets of the disposal group classified as held for sale in the consolidated balance sheets	$799
Trade payables and accrued expenses	$83
Other current liabilities	10
Other taxes and long-term liabilities	23

Total liabilities of the disposal group classified as held for sale in the consolidated balance sheets	$116

Recognized amounts of identifiable assets acquired and liabilities assumed: U.S.$ in millions	Preliminary values at September 30, 2016	Measurement period adjustments	Preliminary values at December 31, 2016
Inventories	$139	$(5)	$134
Identifiable intangible assets:
Product and marketing rights (1)	1,664	(173)	1,491
Goodwill	566	132	698

Total assets acquired	2,369	(46)	2,323
Deferred income taxes	544	(46)	498

Total liabilities assumed	544	(46)	498
Net assets acquired	$1,825	$-	$1,825

Recognized amounts of identifiable assets acquired and liabilities assumed: U.S.$ in millions	Preliminary values at September 30, 2016	Measurement period adjustments	Preliminary values at December 31, 2016
Current assets (1)	$88	$9	$97
Deferred taxes and other non-current assets (2)	702	(556)	146
Identifiable intangible assets:
Product rights	781	(781)	-
In-process research and development (3)	177	123	300
Trade names / customer relationships	49	(49)	-
Goodwill	1,018	949	1,967

Total assets acquired	2,815	(305)	2,510
Current liabilities	124	(3)	121
Deferred taxes and other non-current liabilities	370	(302)	68

Total liabilities assumed	494	(305)	189
Net assets acquired	$2,321	$-	$2,321